Related Parties - Summary of Transactions with Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	$ 13,107,483	$ 13,524,989	$ 7,130,769
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	3,490,596	4,336,133	4,375,113
Other services	1,890,921	1,636,402	1,101,528
Investments and expenses	18,489,000	19,497,524	12,607,410
Service revenues	756,347	714,148	608,248
Sales of towers	3,323,594	6,943,400
Sales of equipment	1,153,439	685,781	656,801
Revenues	$ 5,233,380	$ 8,343,329	$ 1,265,049